Fair Value Measurement - Self Directed Accounts At Fair Value (Details) - EBP 022 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Registered investment companies	$ 12,160,336	$ 8,945,046
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Registered investment companies	$ 12,160,336	$ 8,945,046